Summary of Stock-Based Compensation Plan (Detail) (JPY ¥) In Millions, except Share data, unless otherwise specified	12 Months Ended
Mar. 31, 2013
Weighted-average exercise price
Exercisable at end of fiscal year	¥ 1
Mizuho Financial Group Inc, Mizuho Bank Limited and Mizuho Corporate Bank Limited
Number of shares
Outstanding at beginning of fiscal year	19,491,000
Granted during fiscal year	11,776,000
Exercised during fiscal year	7,365,000
Forfeited/canceled during fiscal year	39,000
Outstanding at end of fiscal year	23,863,000
Exercisable at end of fiscal year	729,000
Weighted-average exercise price
Outstanding at beginning of fiscal year	¥ 1
Granted during fiscal year	¥ 1
Exercised during fiscal year	¥ 1
Forfeited/canceled during fiscal year	¥ 1
Outstanding at end of fiscal year	¥ 1
Exercisable at end of fiscal year	¥ 1
Weighted-average remaining contractual term
Outstanding at end of fiscal year	18 years 8 months 9 days
Exercisable at end of fiscal year	18 years 6 months 11 days
Aggregate intrinsic value
Outstanding at end of fiscal year	¥ 4,725
Exercisable at end of fiscal year	¥ 144